Provisions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other Provisions
At January 1	$ 1,564	$ 891	$ 1,468
Transfers in	258
Charge for year	276	1,061	201
Cash paid	(491)	(338)	(445)
Reversals	(132)	(76)	(316)
Exchange and other movements	85	26	(17)
At 31 December	1,560	1,564	891
Current provision				$ 976	$ 723	$ 506
Non current provision				584	841	385
Total	1,560	1,564	891	1,560	1,564	891
Due within one year
Other Provisions
Current provision				976	723	506
Due after more than one year
Other Provisions
Non current provision				584	841	385
Severance
Other Provisions
At January 1	241	226	358
Charge for year	116	158	94
Cash paid	(62)	(115)	(152)
Reversals	(89)	(30)	(58)
Exchange and other movements	8	2	(16)
At 31 December	214	241	226
Total	214	241	226	214	241	226
Environmental
Other Provisions
At January 1	96	97	59
Charge for year	34	31	65
Cash paid	(30)	(39)	(24)
Reversals		(1)
Exchange and other movements		8	(3)
At 31 December	100	96	97
Total	100	96	97	100	96	97
Employee benefits
Other Provisions
At January 1	130	119	126
Charge for year	15	18	1
Cash paid	(48)	(13)	(9)
Reversals	(2)
Exchange and other movements	33	6	1
At 31 December	128	130	119
Total	128	130	119	128	130	119
Legal
Other Provisions
At January 1	642	198	654
Charge for year	16	618	11
Cash paid	(295)	(147)	(232)
Reversals	(14)	(28)	(230)
Exchange and other movements	(1)	1	(5)
At 31 December	348	642	198
Total	348	642	198	348	642	198
Other provisions.
Other Provisions
At January 1	455	251	271
Transfers in	258
Charge for year	95	236	30
Cash paid	(56)	(24)	(28)
Reversals	(27)	(17)	(28)
Exchange and other movements	45	9	6
At 31 December	770	455	251
Total	$ 770	$ 455	$ 251	770	$ 455	$ 251
Insurance provision
Other Provisions
Current provision				$ 258